Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Growth Fund	Dec. 30, 2023
Fidelity Series International Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(22.88%)
Past 5 years	5.21%
Past 10 years	7.14%
Fidelity Series International Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.45%)
Past 5 years	3.31%
Past 10 years	5.88%
Fidelity Series International Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.05%)
Past 5 years	4.00%
Past 10 years	5.70%
MS270
Average Annual Return:
Past 1 year	(22.83%)
Past 5 years	2.65%
Past 10 years	5.74%